RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS	12 Months Ended
Mar. 31, 2021
Restructuring, Integration and Acquisition costs [Abstract]
RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS	RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS

	2021	2020
Integration and acquisition costs	$6.9	$6.1
Impairment of non-financial assets	59.5	7.0
Severances and other employee related costs	42.9	2.7
Other costs	14.7	—
Total restructuring, integration and acquisition costs	$124.0	$15.8

On August 12, 2020, the Company announced that it would be taking additional measures to best serve the market by optimizing its global asset base and footprint, adapting its global workforce and adjusting its business to correspond with the expected lower level of demand for certain of its products and services. As a result of these measures, the Company has implemented a restructuring program consisting mainly of real estate costs, asset relocations and other direct costs related to the optimization of its footprint and employee termination benefits.

Impairment of non-financial assets incurred in relation to this restructuring program primarily includes impairment of property, plant and equipment of training devices determined to be in surplus, intangible assets related to the termination of certain product offerings, and buildings and right-of-use assets related to leased real estate facilities to align with the optimization of the Company’s footprint and asset base.

For the year ended March 31, 2021, restructuring, integration and acquisition costs also include $4.3 million of acquisition-related costs associated with the L3Harris Military Training business acquisition, which is expected to close in the second half of calendar 2021 (Note 5).

For the year ended March 31, 2020, restructuring, integration and acquisition costs are composed of $6.1 million related to the integration of Bombardier's Business Aircraft Training Business acquired in fiscal 2019 and costs of $9.7 million incurred in the Defence and Security segment following changes made in the segment organization and the review of certain product offerings.